Statements of Changes in Shareholders’ Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Stock
Stock issuance costs	$ 9,859	$ 14,284